Derivatives - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of interest rate swaps	2
Interest rate SWAPS amount	$ 100,000,000
Interest rate swap amount, new	100,000,000
Change in fair value of derivatives	0	0	2,931,309
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of interest rate swaps	2
Interest rate SWAPS amount	100,000,000
Interest rate swap amount, new	100,000,000
Change in fair value of derivatives	$ 0	$ 0	$ 2,931,309